Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2012
Registrant Name	dei_EntityRegistrantName	NORTH AMERICAN GOVERNMENT BOND FUND INC
CIK	dei_EntityCentralIndexKey	0000893566
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Feb. 28, 2013
Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2013
Prospectus Date	rr_ProspectusDate	Mar. 01, 2013
North American Government Bond Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading
RISK/RETURN SUMMARY

Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide a high level of income, consistent with prudent investment risk.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the ISI Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section on page 13 of this Prospectus and the “Distribution of Fund Shares” section on page 24 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	57.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the ISI Funds.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did NOT redeem your shares at the end of the periods shown:
Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities issued or guaranteed by the governments of the United States, Canada and Mexico. These securities include the following:

• U.S. Government Securities are securities issued directly by the U.S. Treasury. These securities include Treasury bills, notes and bonds and U.S. Treasuries issued without coupons (“STRIPS”). They are backed by the “full faith and credit” of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due.

• Canadian Government Securities are securities issued or guaranteed by the Canadian government, any of its provinces, or by their political subdivisions, agencies or instrumentalities. These securities include government of Canada bonds and government of Canada Treasury bills. Canadian government securities will generally be rated at the time of purchase in the two highest rating categories by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Rating Group (“S&P”) or if not rated, are determined to be of equivalent quality by the Advisor.

• Mexican Government Securities are securities issued or guaranteed by the Mexican government or its political subdivisions, agencies or instrumentalities. These securities are denominated and payable in the Mexican peso. Mexican government securities will generally be rated at the time of purchase in the three highest rating categories by Moody’s or S&P or if not rated, are determined to be of equivalent quality by the Advisor.

The Advisor will actively allocate the Fund’s investments among the United States, Canada and Mexico, based upon its analyses of market conditions, relative yields, and changes in economic and political conditions in these countries. In addition, the Advisor will consider its own forecasts regarding interest rate changes and changes in exchange rates among U.S., Canadian and Mexican currencies. The Fund may invest up to 33% of its total assets in Canadian securities and up to 25% of its total assets in Canadian government securities. The Fund may invest up to 33% of its total assets in Mexican securities and up to 25% of its total assets in Mexican government securities. It is possible that from time to time, none of the Fund’s assets will be invested in either Canada or Mexico.

The Advisor will select securities of varying maturities depending upon its assessment of the relative yields available on securities with different maturities and its expectations of future changes in interest rates. It is expected that the Fund will have an average maturity of approximately 10 years or less during periods of stable or rising interest rates and an average maturity of over 10 years during periods of declining interest rates. The Advisor may shorten or lengthen the Fund’s average maturity based on its forecasts for interest rates.

The Fund may purchase and sell futures contracts on debt securities and indices of debt securities as a hedge against or to minimize adverse principal fluctuations resulting from anticipated interest rate changes. The Fund may also purchase and sell currency futures contracts as a hedge to protect against anticipated changes in currency rates. The Fund may also write (sell) covered call options on futures contracts, purchase put and call options on futures contracts and may enter into closing transactions with respect to such options on futures contracts purchased or sold. The Fund may purchase and sell futures contracts that are currently traded, or may in the future be traded, on U.S. and foreign commodity exchanges on such underlying fixed-income securities as U.S. Treasury bonds, notes, and bills and/or any Canadian or Mexican currencies and on such indexes of U.S. or foreign fixed-income securities as may exist or come into being, such as the Moody's Investment Grade Corporate Bond Index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund may be suited for you if you are willing to accept the increased risks of investing in Mexican and Canadian government securities, in the hope of achieving a high level of current income and diversifying your investment portfolio.

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund’s share price will vary from day-to-day based upon changes in the price of the securities held by the Fund. The price of these securities will change in response to changes in interest rates, as well as economic and market conditions. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Some of the specific principal risks of investing in the Fund are listed below.

Fixed-Income Securities Risks

• Interest Rate Risk. The value of the Fund’s shares can be expected to increase during periods of falling interest rates and decrease during periods of rising interest rates. The magnitude of these fluctuations will generally be greater if the Fund holds securities with longer maturities or lower quality ratings.

• Maturity Risk. Longer-term securities generally have greater price fluctuations and are more sensitive to interest rate changes than shorter-term securities. Therefore, the Fund may experience greater price fluctuations when it holds securities with longer maturities.

• Credit Risk. Credit risk is the risk that the issuer of a security will not be able to make payments of interest and principal when due. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Fund’s investments in that issuer.

• Derivatives Risk. Derivatives, such as futures contracts and options can be highly volatile and involve special risks including correlation, counterparty, and operational risks. Derivatives can be complex instruments and if the value of a derivative does not correlate well with the particular market it is intended to provide exposure to, the derivative may not have the anticipated effect. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments.

Foreign Securities Risks

Investing in foreign countries may involve different risks not present in U.S. investments that may increase the chance that the Fund will lose money. Foreign securities markets may have limited regulatory oversight and greater price volatility, higher trading costs, difficulties in settlement, limits on foreign ownership and less stringent accounting, reporting and disclosure requirements. The price of foreign securities may be affected by news or events unique to a country or region, such as diplomatic, political or economic developments. Investments in foreign securities may be subject to foreign taxation.

Mexico is considered by the markets to be an Emerging Market ("EM") economy even though it is technically a part of the Organization for Economic Co-operation and Development (“OECD”), an association of developed countries. The Mexican credit ratings on its government bonds are Baa1/BBB for its foreign denominated long-term debt and Baa1/A on its local currency long-term debt. This places Mexico at the upper end of the credit quality spectrum for EM economies. At times, for example when investors want to add to the high quality portion of EM bonds, the markets reward this position. At other times, for example when investors seek to reduce their position in EM bonds, Mexico can become a convenient source of funds. All of this can occur away from the underlying economic situation in Mexico.

Canada has significant natural resource assets, which in the last 10 years has typically produced solid economic results. Canada’s banking policies have also made it possible for their banks to weather the 2008 – 2009 recession as compared with difficulties in most of the rest of the G-7. As a result, Canada’s AAA sovereign rating is very solid. If, for example, the markets sense a risk in Canada’s AAA credit rating, it may cause Canadian bonds and currency to move independently of the day-to-day economic outlook, or even the actual daily action of natural resource prices.

The principal risks for investments in Canada and Mexico are that the bonds and their interest payments are not denominated in U.S. dollars, which is the currency of the Fund. The value of foreign currencies could be adversely affected by both economic changes and changes in the overall currency market.

Non-Diversification and Concentration Risks

The Fund is non-diversified and may invest a greater percentage of its assets in the securities of a particular issuer. As a result, the performance of one or a small number of portfolio holdings can affect the Fund’s overall performance more than if the Fund were diversified. In addition, because the Fund may concentrate its investments in U.S., Canadian or Mexican government securities, the Fund may be more sensitive to adverse changes within a particular country than a fund that does not concentrate its investments.

Management Risks

There can be no assurance that the Advisor’s analyses of economic conditions and its expectations regarding interest rate changes and changes in exchange rates among U.S., Canadian and Mexican currencies will be accurate or that the portfolio strategies based on such analyses will be effective. There is no guarantee that the Fund will achieve its investment objective.

May Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	The Fund is non-diversified and may invest a greater percentage of its assets in the securities of a particular issuer. As a result, the performance of one or a small number of portfolio holdings can affect the Fund’s overall performance more than if the Fund were diversified. In addition, because the Fund may concentrate its investments in U.S., Canadian or Mexican government securities, the Fund may be more sensitive to adverse changes within a particular country than a fund that does not concentrate its investments.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Summary
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Class A shares from year to year for each of the past 10 calendar years. The impact of taxes and sales charges is not reflected in the bar chart; if reflected, returns would be less than those shown. The performance of Class C shares and Class I shares will differ from the performance of Class A shares to the extent that the classes do not have the same expenses or inception dates. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-882-8585.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fund.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-882-8585
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Class A Annual Total Returns
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The impact of taxes and sales charges is not reflected in the bar chart; if reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 5.39% (quarter ended June 30, 2005) and the lowest return for a quarter was -4.30% (quarter ended June 30, 2004).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2005
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.30%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend upon an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for Class C shares and Class I Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how the Fund’s average annual total returns compare with those of the Barclays Capital Intermediate Treasury Index. The table also presents the impact of taxes on the Fund’s Class A returns. After-tax returns are shown for Class A shares only and after-tax returns for Class C shares and Class I Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

North American Government Bond Fund, Inc. | Barclays Capital Intermediate Treasury Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.71%
5 Years	rr_AverageAnnualReturnYear05	4.61%
10 Years	rr_AverageAnnualReturnYear10	4.09%
Since Inception	rr_AverageAnnualReturnSinceInception	4.00%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2003
North American Government Bond Fund, Inc. | Barclays Capital Intermediate Treasury Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	2.83%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 16, 2010
North American Government Bond Fund, Inc. | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NOAMX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the net asset value at purchase or sale)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	417
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	664
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	931
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,690
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	417
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	664
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	931
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	1,690
2003	rr_AnnualReturn2003	3.41%
2004	rr_AnnualReturn2004	4.11%
2005	rr_AnnualReturn2005	6.23%
2006	rr_AnnualReturn2006	3.21%
2007	rr_AnnualReturn2007	8.56%
2008	rr_AnnualReturn2008	8.13%
2009	rr_AnnualReturn2009	0.02%
2010	rr_AnnualReturn2010	7.27%
2011	rr_AnnualReturn2011	5.98%
2012	rr_AnnualReturn2012	2.96%
1 Year	rr_AverageAnnualReturnYear01	(0.08%)
5 Years	rr_AverageAnnualReturnYear05	4.18%
10 Years	rr_AverageAnnualReturnYear10	4.63%
North American Government Bond Fund, Inc. | Class A Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.92%)
5 Years	rr_AverageAnnualReturnYear05	2.91%
10 Years	rr_AverageAnnualReturnYear10	3.18%
North American Government Bond Fund, Inc. | Class A Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.06%)
5 Years	rr_AverageAnnualReturnYear05	2.86%
10 Years	rr_AverageAnnualReturnYear10	3.12%
North American Government Bond Fund, Inc. | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NORCX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the net asset value at purchase or sale)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	281
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	561
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	965
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,096
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	181
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	561
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	965
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	2,096
1 Year	rr_AverageAnnualReturnYear01	1.25%
5 Years	rr_AverageAnnualReturnYear05	4.18%
Since Inception	rr_AverageAnnualReturnSinceInception	3.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2003
North American Government Bond Fund, Inc. | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NORIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the net asset value at purchase or sale)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	80
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	250
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	434
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	967
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	80
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	250
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	434
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	967
1 Year	rr_AverageAnnualReturnYear01	3.26%
Since Inception	rr_AverageAnnualReturnSinceInception	3.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 16, 2010

[1]	The ISI North American Government Bond Fund Class C Shares inception date is May 16, 2003. Benchmark returns are for the period beginning May 31, 2003.
[2]	The ISI North American Government Bond Fund Class I Shares inception date is September 16, 2010. Benchmark returns are for the period beginning September 30, 2010.
[3]	A sales charge is imposed if you sell Class C shares within one year of your purchase.